Quarterly Financial Summary (Unaudited) (Details Textual) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Apr. 02, 2016		Jan. 02, 2016		Oct. 03, 2015		Jun. 27, 2015		Mar. 28, 2015		Dec. 27, 2014		Sep. 27, 2014		Jun. 28, 2014		Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014	Nov. 19, 2015
Net (loss) income	$ (24,202)	[1],[2],[3],[4]	$ (11,127)	[1],[2],[3]	$ 4,448	[1],[2],[5]	$ 2,036	[1],[2]	$ 6,482	[1],[2],[6],[7]	$ 87,863	[1]	$ 63,311	[1]	$ 38,647	[1]	$ (28,845)	$ 196,303	$ 12,642
Integration related costs	5,500		5,000		5,600		10,400										26,500	31,300
Acquisition and integration related costs									20,100		$ 7,500		$ 7,400		$ 8,500
Restructuring costs	400		3,000		3,800		$ 2,900		10,900								10,100	10,900	11,100
Income Tax (Benefit) Expense	(21,500)				(13,800)				110,000								(25,983)	75,062	(11,231)
Interest expense	$ 13,900		$ 6,700														$ 23,316	$ 1,421	$ 5,983
TriQuint Merger [Member]
Revenue									259,500
Net (loss) income									$ 132,500
6.75% Senior Notes due 2023 [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.75%																6.75%
Debt Instrument, Face Amount																				$ 450,000
7.00% Senior Notes due 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%																7.00%
Debt Instrument, Face Amount																				$ 550,000
State Deferred Tax Assets [Member]
Discrete period expense					$ 4,600
State net operating losses and credits [Member]
Discrete period expense	$ 16,300

[1]	2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
[2]	3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
[3]	5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
[4]	7.Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).
[5]	6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).
[6]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[7]	4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).